Warrant Liabilities - Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model (Details)	6 Months Ended						12 Months Ended
	Jun. 30, 2026 $ / shares		Jun. 30, 2026 SFr / shares		Jun. 30, 2025		Dec. 31, 2025 $ / shares		Dec. 31, 2025 SFr / shares
Fair value of Warrant Option Pricing model [Line items]
Expected term					6 years 3 months	[1]
Divdend yield	0.00%		0.00%		0.00%
Black-Scholes option-pricing model
Fair value of Warrant Option Pricing model [Line items]
Share price on valuation date | (per share)	$ 13.87		SFr 11.22				$ 19.97		SFr 15.83
Divdend yield	0.00%		0.00%				0.00%		0.00%
Black-Scholes option-pricing model | Bottom of range [member]
Fair value of Warrant Option Pricing model [Line items]
Expected volatility	67.90%	[2]	67.90%	[2]			82.52%	[2]	82.52%	[2]
Expected term	2 years 5 months 15 days	[3]	2 years 5 months 15 days	[3]			2 years 8 months 15 days	[3]	2 years 8 months 15 days	[3]
Risk-free interest rate	4.14%	[4]	4.14%	[4]			3.53%	[4]	3.53%	[4]
Black-Scholes option-pricing model | Top of range [member]
Fair value of Warrant Option Pricing model [Line items]
Expected volatility	68.92%	[2]	68.92%	[2]			85.13%	[2]	85.13%	[2]
Expected term	3 years 18 days	[3]	3 years 18 days	[3]			3 years 3 months 14 days	[3]	3 years 3 months 14 days	[3]
Risk-free interest rate	4.15%	[4]	4.15%	[4]			3.58%	[4]	3.58%	[4]

[1]	(3) The expected term represents the period that share-based awards are expected to be outstanding.
[2]	The expected volatility was derived from the historical stock volatilities of the Company, as well as comparable peer public companies within the Company’s industry.
[3]	The expected term represents the period that the Amended BlackRock Warrant is expected to be outstanding.
[4]	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.